Summary of Equity Compensation Plans (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	6,082
Weighted-average exercise price of outstanding options, warrants and rights	$ 22.04
Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))	21,515
Equity compensation plans approved by security holders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	6,082	[1]
Weighted-average exercise price of outstanding options, warrants and rights	$ 22.04
Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))	21,515	[2]

[1]	Includes 1.4 million performance share awards, which will only be issued if certain performance goals are met. The weighted-average exercise price in column (b) does not take these awards into account. Does not include an aggregate of 1.2 million shares of nonvested awards which will vest over the remaining years through 2013.
[2]	Includes 21,514,634 shares available for future grants under the Total System Services, Inc. 2002 Long-Term Incentive Plan, 2007 Omnibus Plan and 2008 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares.